INTANGIBLE ASSETS - NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS - NET [Abstract]
Aggregate amortization expense for intangible assets	$ 5.3	$ 7.6	$ 8.2
Estimated amortization expense
2016	2.9
2017	2.1
2018	1.0
2019	0.4
2020	0.4
Beyond 2021	$ 2.6